Column Small Cap Select Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Aerospace & Defense - 3.6%
AeroVironment, Inc. (a)	13,750	$3,842,575
Axon Enterprise, Inc. (a)	3,697	1,996,898
Carpenter Technology Corp.	13,049	4,156,628
Curtiss-Wright Corp.	9,959	5,619,764
Embraer SA - ADR	41,083	2,576,726
Hexcel Corp.	87,825	6,694,900
Huntington Ingalls Industries, Inc.	20,450	6,413,529
Karman Holdings, Inc. (a)	53,039	3,555,204
Kratos Defense & Security Solutions, Inc. (a)	24,518	1,865,820
Mercury Systems, Inc. (a)	66,746	4,664,878
TAT Technologies Ltd. (a)	33,172	1,274,468
V2X, Inc. (a)	183,882	10,085,928
VSE Corp.	20,584	3,709,031
		56,456,349

Air Freight & Logistics - 0.1%
GXO Logistics, Inc. (a)	46,405	2,354,590

Automobile Components - 1.0%
Holley, Inc. (a)	2,556,435	10,890,413
Lear Corp.	28,067	3,013,273
Visteon Corp.	11,675	1,205,444
		15,109,130

Automobiles - 0.1%
Thor Industries, Inc.	22,741	2,401,904

Banks - 5.4%
Banc of California, Inc.	194,901	3,593,974
Community Financial System, Inc.	38,705	2,196,896
Cullen/Frost Bankers, Inc.	54,899	6,792,104
Customers Bancorp, Inc. (a)	29,082	2,003,750
First Financial Bankshares, Inc.	31,667	989,277
Glacier Bancorp, Inc.	75,768	3,204,986
Huntington Bancshares, Inc.	418,794	6,826,342
Lakeland Financial Corp.	19,197	1,118,417
Prosperity Bancshares, Inc.	407,339	27,988,263
Stock Yards Bancorp, Inc.	11,434	756,588
Texas Capital Bancshares, Inc. (a)	63,244	5,702,712
UMB Financial Corp.	18,014	2,000,995
United Community Banks, Inc.	53,591	1,637,741
Webster Financial Corp.	226,950	13,526,220
Zions Bancorp NA	121,025	6,442,161
		84,780,426

Beverages - 0.5%
Coca-Cola Consolidated, Inc.	44,220	7,205,649

Biotechnology - 4.4%
Alkermes PLC (a)	45,233	1,337,992
Apogee Therapeutics, Inc. (a)	57,950	4,170,662
Arcutis Biotherapeutics, Inc. (a)	64,889	1,988,848
Arrowhead Pharmaceuticals, Inc. (a)	74,358	3,918,667
Bridgebio Pharma, Inc. (a)	79,730	5,741,357
Kymera Therapeutics, Inc. (a)	46,158	3,133,205
Madrigal Pharmaceuticals, Inc. (a)	6,339	3,784,256
Natera, Inc. (a)	19,897	4,751,603
Nuvalent, Inc. - Class A (a)	18,821	2,058,076
Praxis Precision Medicines, Inc. (a)	17,498	3,437,657
Protagonist Therapeutics, Inc. (a)	38,708	3,483,720
PTC Therapeutics, Inc. (a)	153,204	13,174,012
Rhythm Pharmaceuticals, Inc. (a)	44,292	4,831,814
Scholar Rock Holding Corp. (a)	69,155	3,046,969
Spyre Therapeutics, Inc. (a)	82,062	2,461,860
Travere Therapeutics, Inc. (a)	38,636	1,368,101
Ultragenyx Pharmaceutical, Inc. (a)	33,228	1,154,673
Veracyte, Inc. (a)	26,735	1,265,635
Xenon Pharmaceuticals, Inc. (a)	92,377	4,131,099
		69,240,206

Broadline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	13,340	1,642,287

Building Products - 2.2%
Armstrong World Industries, Inc.	9,606	1,822,642
Carlisle Cos., Inc.	14,880	4,732,882
CSW Industrials, Inc.	18,160	4,937,159
Gibraltar Industries, Inc. (a)	159,761	7,981,660
Hayward Holdings, Inc. (a)	77,741	1,278,839
Modine Manufacturing Co. (a)	21,479	3,482,390
Resideo Technologies, Inc. (a)	293,552	9,684,281
Simpson Manufacturing Co., Inc.	7,421	1,242,127
Trex Co., Inc. (a)	2,078	72,688
		35,234,668

Capital Markets - 2.0%
Artisan Partners Asset Management, Inc. - Class A	176,785	7,333,042
BGC Group, Inc. - Class A	1,059,708	9,219,459
Hamilton Lane, Inc. - Class A	6,377	790,333
Houlihan Lokey, Inc.	6,610	1,159,394
Perella Weinberg Partners	470,422	8,589,906
Piper Sandler Cos	6,404	2,151,104
StoneX Group, Inc. (a)	17,441	1,580,329
		30,823,567

Chemicals - 1.8%
Element Solutions, Inc.	358,758	9,299,007
Hawkins, Inc.	27,530	3,579,451
Ingevity Corp. (a)	151,588	7,917,441
International Flavors & Fragrances, Inc.	33,220	2,308,126
Kronos Worldwide, Inc.	996,343	5,051,459
		28,155,484

Commercial Services & Supplies - 2.2%
Brady Corp. - Class A	24,120	1,887,149
BrightView Holdings, Inc. (a)	503,633	6,355,848
Casella Waste Systems, Inc. - Class A (a)	10,035	967,273
Clean Harbors, Inc. (a)	37,427	8,516,888
Enviri Corp. (a)	423,608	7,768,971
OPENLANE, Inc. (a)	239,593	6,095,246
Rollins, Inc.	17,781	1,093,176
Tetra Tech, Inc.	51,243	1,780,182
		34,464,733

Communications Equipment - 1.8%
Ciena Corp. (a)	50,665	10,346,300
Harmonic, Inc. (a)	29,507	282,087
Lumentum Holdings, Inc. (a)	8,978	2,919,286
Ribbon Communications, Inc. (a)	883,487	2,526,773
Viasat, Inc. (a)	370,081	12,704,881
		28,779,327

Construction & Engineering - 3.2%
Arcosa, Inc.	70,788	7,541,754
Construction Partners, Inc. - Class A (a)	27,010	2,944,090
Dycom Industries, Inc. (a)	7,846	2,836,564
Everus Construction Group, Inc. (a)	26,894	2,473,172
IES Holdings, Inc. (a)	4,375	1,831,244
Legence Corp. - Class A (a)	38,986	1,792,576
MYR Group, Inc. (a)	43,293	9,711,486
Sterling Infrastructure, Inc. (a)	14,349	4,940,504
Tutor Perini Corp. (a)	106,472	7,298,656
Valmont Industries, Inc.	21,140	8,730,186
		50,100,232

Construction Materials - 0.5%
Eagle Materials, Inc.	29,812	6,669,541
Knife River Corp. (a)	7,824	585,548
		7,255,089

Consumer Finance - 1.6%
Bread Financial Holdings, Inc.	25,796	1,747,163
Dave, Inc. (a)	6,724	1,467,580
FirstCash Holdings, Inc.	33,825	5,358,219
LendingClub Corp. (a)	128,181	2,320,076
SLM Corp.	489,593	14,345,075
		25,238,113

Containers & Packaging - 0.5%
AptarGroup, Inc.	10,722	1,337,569
Avery Dennison Corp.	29,709	5,120,940
Sealed Air Corp.	45,149	1,939,150
		8,397,659

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	12,159	1,125,437
Bright Horizons Family Solutions, Inc. (a)	15,348	1,577,160
Driven Brands Holdings, Inc. (a)	700,600	10,235,766
Grand Canyon Education, Inc. (a)	14,005	2,209,149
Matthews International Corp. - Class A	191,076	4,689,005
		19,836,517

Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc. (a)	271,715	2,203,609

Electric Utilities - 0.6%
ALLETE, Inc.	33,950	2,295,699
IDACORP, Inc.	13,743	1,811,052
Portland General Electric Co.	111,447	5,663,737
		9,770,488

Electrical Equipment - 1.6%
Babcock & Wilcox Enterprises, Inc. (a)	379,493	2,371,831
Bloom Energy Corp. - Class A (a)	62,048	6,778,124
Eos Energy Enterprises, Inc. (a)	317,347	4,776,072
Nextpower, Inc. - Class A (a)	32,673	2,993,500
Regal Rexnord Corp.	60,818	8,878,820
		25,798,347

Electronic Equipment, Instruments & Components - 3.9%
Advanced Energy Industries, Inc.	7,914	1,671,358
Badger Meter, Inc.	3,643	650,421
Celestica, Inc. (a)	8,418	2,899,243
Coherent Corp. (a)	84,260	13,840,547
Fabrinet (a)	12,112	5,564,374
Innoviz Technologies Ltd. (a)	222,325	284,576
IPG Photonics Corp. (a)	47,420	3,776,529
Itron, Inc. (a)	25,033	2,479,268
Knowles Corp. (a)	62,016	1,394,120
Littelfuse, Inc.	8,880	2,273,458
Mirion Technologies, Inc. (a)	130,094	3,385,046
nLight, Inc. (a)	83,603	2,945,334
OSI Systems, Inc. (a)	35,413	9,591,611
Rogers Corp. (a)	17,191	1,440,778
Sanmina Corp. (a)	37,270	5,820,269
Teledyne Technologies, Inc. (a)	7,283	3,638,004
		61,654,936

Energy Equipment & Services - 2.6%
Archrock, Inc.	163,195	4,004,805
Innovex International, Inc. (a)	46,251	1,018,447
Liberty Energy, Inc.	303,844	5,402,346
National Energy Services Reunited Corp. (a)	464,427	6,474,112
Noble Corp. PLC	71,435	2,187,340
Oceaneering International, Inc. (a)	32,847	801,467
Patterson-UTI Energy, Inc.	165,954	964,193
Solaris Energy Infrastructure, Inc. - Class A	34,066	1,631,421
TechnipFMC PLC	164,592	7,449,434
TETRA Technologies, Inc. (a)	766,990	5,959,512
Tidewater, Inc. (a)	32,884	1,776,394
Weatherford International PLC	48,998	3,665,050
		41,334,521

Entertainment - 0.2%
Lionsgate Studios Corp. (a)	386,242	2,881,365
Starz Entertainment Corp. (a)	24,588	269,731
		3,151,096

Financial Services - 0.4%
Jack Henry & Associates, Inc.	11,003	1,919,803
Paymentus Holdings, Inc. - Class A (a)	95,541	3,317,184
Shift4 Payments, Inc. - Class A (a)	8,931	658,929
		5,895,916

Food Products - 0.1%
Hain Celestial Group, Inc. (a)	150,698	165,768
TreeHouse Foods, Inc. (a)	75,363	1,800,422
		1,966,190

Gas Utilities - 1.5%
Atmos Energy Corp.	30,887	5,447,540
Chesapeake Utilities Corp.	11,320	1,574,159
New Jersey Resources Corp.	102,557	4,930,941
Northwest Natural Holding Co.	107,265	5,306,399
Spire, Inc.	67,880	6,018,241
UGI Corp.	24,207	957,387
		24,234,667

Ground Transportation - 0.7%
Proficient Auto Logistics, Inc. (a)	764,385	6,237,382
Saia, Inc. (a)	2,511	706,997
Schneider National, Inc. - Class B	73,205	1,655,165
Werner Enterprises, Inc.	72,140	1,843,898
		10,443,442

Health Care Equipment & Supplies - 3.6%
Accuray, Inc. (a)	377,816	408,041
Alphatec Holdings, Inc. (a)	55,222	1,245,256
AtriCure, Inc. (a)	59,434	2,146,756
CONMED Corp.	19,997	868,270
CytoSorbents Corp. (a)	6,741	5,468
Enovis Corp. (a)	222,043	6,721,242
Haemonetics Corp. (a)	122,891	9,997,183
Integra LifeSciences Holdings Corp. (a)	124,264	1,630,344
iRhythm Technologies, Inc. (a)	15,218	2,861,136
Neogen Corp. (a)	72,081	431,044
OraSure Technologies, Inc. (a)	239,146	569,168
QuidelOrtho Corp. (a)	54,328	1,485,871
Teleflex, Inc.	205,994	23,569,833
TransMedics Group, Inc. (a)	20,591	3,012,669
UFP Technologies, Inc. (a)	3,320	752,611
Varex Imaging Corp. (a)	95,792	1,108,313
		56,813,205

Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)	88,281	1,518,433
AMN Healthcare Services, Inc. (a)	346,837	5,774,836
Chemed Corp.	4,174	1,833,179
GeneDx Holdings Corp. (a)	15,120	2,524,284
Guardant Health, Inc. (a)	77,335	8,384,661
		20,035,393

Hotels, Restaurants & Leisure - 1.5%
Brightstar Lottery PLC	401,931	6,286,201
Churchill Downs, Inc.	29,860	3,257,427
Life Time Group Holdings, Inc. (a)	42,072	1,174,650
Red Rock Resorts, Inc. - Class A	46,230	2,707,691
Rush Street Interactive, Inc. (a)	102,851	1,896,573
Sportradar Group AG - Class A (a)	66,740	1,468,280
Texas Roadhouse, Inc.	11,279	1,976,645
Travel + Leisure Co.	48,116	3,299,795
United Parks & Resorts, Inc. (a)	23,935	863,814
		22,931,076

Household Durables - 2.2%
Installed Building Products, Inc.	25,452	6,821,645
Meritage Homes Corp.	44,760	3,271,061
Somnigroup International, Inc.	56,955	5,212,521
Taylor Morrison Home Corp. (a)	49,995	3,134,186
Tri Pointe Homes, Inc. (a)	400,997	13,682,018
Whirlpool Corp.	29,888	2,311,837
		34,433,268

Independent Power and Renewable Electricity Producers - 0.9%
Ormat Technologies, Inc.	109,147	12,323,788
Vistra Corp.	14,108	2,523,357
		14,847,145

Insurance - 1.8%
American Integrity Insurance Group, Inc. (a)	358,455	7,577,739
AMERISAFE, Inc.	17,824	727,219
Hagerty, Inc. - Class A (a)	73,785	985,767
Hanover Insurance Group, Inc.	33,700	6,253,035
HCI Group, Inc.	17,994	3,198,433
Neptune Insurance Holdings, Inc. - Class A (a)	7,388	172,288
Selective Insurance Group, Inc.	78,560	6,171,674
Stewart Information Services Corp.	19,944	1,528,309
White Mountains Insurance Group Ltd.	1,243	2,516,143
		29,130,607

Interactive Media & Services - 0.6%
IAC, Inc. (a)	257,599	9,033,997

IT Services - 0.6%
Kyndryl Holdings, Inc. (a)	245,532	6,342,092
Unisys Corp. (a)	334,211	895,685
Wix.com Ltd. (a)	16,654	1,593,954
		8,831,731

Leisure Products - 0.2%
Acushnet Holdings Corp.	4,394	369,536
BRP, Inc.	32,667	2,257,616
		2,627,152

Life Sciences Tools & Services - 1.7%
Bio-Techne Corp.	31,519	2,033,291
Bruker Corp.	152,290	7,433,275
Charles River Laboratories International, Inc. (a)	11,854	2,111,672
Cytek Biosciences, Inc. (a)	1,139,246	6,436,740
Mesa Laboratories, Inc.	72,154	5,786,751
Revvity, Inc.	7,870	821,707
Standard BioTools, Inc. (a)	302,002	453,003
Stevanato Group SpA	39,146	914,450
West Pharmaceutical Services, Inc.	3,342	926,569
		26,917,458

Machinery - 4.3%
Alamo Group, Inc.	17,990	2,885,056
Albany International Corp. - Class A	20,630	983,638
Alliance Laundry Holdings, Inc. (a)	78,577	1,867,775
Crane Co.	24,966	4,575,019
Enerpac Tool Group Corp.	35,696	1,351,807
Enpro, Inc.	3,616	805,826
Esab Corp.	16,602	1,863,408
ESCO Technologies, Inc.	19,616	4,176,443
Federal Signal Corp.	33,246	3,790,044
Flowserve Corp.	38,205	2,725,927
Gates Industrial Corp. PLC (a)	76,871	1,749,584
Graco, Inc.	11,962	986,147
Helios Technologies, Inc.	42,137	2,274,977
JBT Marel Corp.	45,949	6,457,213
Kadant, Inc.	4,374	1,216,497
Lincoln Electric Holdings, Inc.	21,390	5,121,408
Lindsay Corp.	9,913	1,139,301
Miller Industries, Inc.	10,582	409,947
Mueller Industries, Inc.	45,585	5,008,424
RBC Bearings, Inc. (a)	5,574	2,480,263
SPX Technologies, Inc. (a)	32,968	7,089,439
Standex International Corp.	8,493	2,082,144
Stratasys Ltd. (a)	298,255	2,621,661
Toro Co.	19,074	1,330,221
Watts Water Technologies, Inc. - Class A	7,800	2,151,864
		67,144,033

Marine Transportation - 0.2%
Kirby Corp. (a)	21,223	2,409,235

Media - 0.5%
Criteo SA - ADR (a)	226,727	4,507,333
John Wiley & Sons, Inc. - Class A	30,876	1,122,651
Nexstar Media Group, Inc.	10,207	1,961,173
		7,591,157

Metals & Mining - 2.3%
Alcoa Corp.	30,865	1,288,305
Century Aluminum Co. (a)	187,551	5,620,904
Cleveland-Cliffs, Inc. (a)	322,697	4,207,969
Commercial Metals Co.	75,290	4,801,996
Hudbay Minerals, Inc.	112,264	1,903,997
MP Materials Corp. (a)	30,688	1,901,122
Pan American Silver Corp.	88,899	4,060,017
thyssenkrupp AG	1,119,790	12,240,743
		36,025,053

Multi-Utilities - 0.4%
Northwestern Energy Group, Inc.	88,396	6,107,280

Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)	135,125	4,922,604
BKV Corp. (a)	644,619	17,797,931
Cameco Corp.	35,084	3,105,285
Centrus Energy Corp. - Class A (a)	7,434	1,927,636
CNX Resources Corp. (a)	168,460	6,542,986
Devon Energy Corp.	97,383	3,609,014
Gulfport Energy Corp. (a)	8,781	1,953,685
Matador Resources Co.	84,435	3,580,044
Murphy Oil Corp.	155,435	4,984,800
Permian Resources Corp.	294,650	4,269,478
Uranium Energy Corp. (a)	357,044	4,380,930
Viper Energy, Inc. - Class A	43,745	1,598,005
		58,672,398

Pharmaceuticals - 2.4%
Amneal Pharmaceuticals, Inc. (a)	253,582	3,174,847
Axsome Therapeutics, Inc. (a)	12,210	1,849,815
Corcept Therapeutics, Inc. (a)	17,244	1,369,174
Crinetics Pharmaceuticals, Inc. (a)	148,304	6,756,730
Edgewise Therapeutics, Inc. (a)	109,061	2,839,948
Indivior PLC (a)	57,869	1,944,398
Innoviva, Inc. (a)	476,118	10,346,044
Mind Medicine MindMed, Inc. (a)	136,454	1,726,143
Septerna, Inc. (a)	110,886	3,217,912
Tarsus Pharmaceuticals, Inc. (a)	42,713	3,415,332
WaVe Life Sciences Ltd. (a)	175,836	1,364,487
		38,004,830

Professional Services - 2.6%
Alight, Inc. - Class A	471,707	1,089,643
Booz Allen Hamilton Holding Corp.	39,135	3,266,207
Conduent, Inc. (a)	782,371	1,517,800
CRA International, Inc.	4,075	718,586
Exponent, Inc.	14,133	1,021,816
FTI Consulting, Inc. (a)	19,630	3,202,634
KBR, Inc.	166,428	6,860,162
Maximus, Inc.	148,033	12,744,161
Planet Labs PBC (a)	320,414	3,812,927
TrueBlue, Inc. (a)	730,323	3,578,583
UL Solutions, Inc.	29,511	2,691,698
		40,504,217

Real Estate Management & Development - 1.2%
Colliers International Group, Inc.	11,011	1,585,474
Compass, Inc. - Class A (a)	219,455	2,286,721
Cushman & Wakefield Ltd. (a)	476,815	7,986,651
FirstService Corp.	11,761	1,844,713
Newmark Group, Inc. - Class A	328,122	5,702,760
		19,406,319

Semiconductors & Semiconductor Equipment - 5.6%
Alpha & Omega Semiconductor Ltd. (a)	247,773	5,024,836
Ambarella, Inc. (a)	20,791	1,542,276
Camtek Ltd. (a)	15,976	1,682,193
CEVA, Inc. (a)	44,386	958,294
Cirrus Logic, Inc. (a)	23,000	2,767,820
Credo Technology Group Holding Ltd. (a)	9,031	1,603,906
Impinj, Inc. (a)	29,681	5,101,273
indie Semiconductor, Inc. - Class A (a)	336,051	1,196,342
Lattice Semiconductor Corp. (a)	28,911	2,029,841
MACOM Technology Solutions Holdings, Inc. (a)	58,852	10,298,512
MKS, Inc.	13,816	2,160,684
Onto Innovation, Inc. (a)	88,908	12,728,069
Power Integrations, Inc.	41,096	1,380,826
Rambus, Inc. (a)	108,516	10,370,874
Semtech Corp. (a)	86,995	6,451,549
Silicon Motion Technology Corp. - ADR	138,830	12,350,317
SiTime Corp. (a)	13,246	3,943,334
Veeco Instruments, Inc. (a)	238,033	6,957,705
		88,548,651

Software - 5.0%
8x8, Inc. (a)	2,681,925	5,202,934
Adeia, Inc.	208,219	2,575,669
BlackLine, Inc. (a)	18,893	1,076,712
CCC Intelligent Solutions Holdings, Inc. (a)	553,939	4,126,846
Cipher Mining, Inc. (a)	109,935	2,237,177
Cognyte Software Ltd. (a)	370,267	3,110,243
Commvault Systems, Inc. (a)	9,855	1,217,092
Computer Modelling Group Ltd.	47,037	176,389
Core Scientific, Inc. (a)	171,494	2,896,534
Fair Isaac Corp. (a)	581	1,049,187
InterDigital, Inc.	15,143	5,417,408
LiveRamp Holdings, Inc. (a)	55,566	1,603,079
Manhattan Associates, Inc. (a)	9,069	1,600,225
NCR Voyix Corp. (a)	1,483,929	15,002,522
OneSpan, Inc.	102,270	1,247,694
Qualys, Inc. (a)	8,378	1,180,041
Radware Ltd. (a)	68,095	1,562,099
SPS Commerce, Inc. (a)	12,511	1,042,416
Teradata Corp. (a)	566,272	16,218,030
Terawulf, Inc. (a)	132,017	2,047,584
Tyler Technologies, Inc. (a)	2,698	1,267,035
UiPath, Inc. - Class A (a)	159,560	2,211,502
Varonis Systems, Inc. (a)	83,295	2,754,566
Vertex, Inc. - Class A (a)	29,543	581,111
Xperi, Inc. (a)	164,788	954,123
		78,358,218

Specialty Retail - 3.3%
Academy Sports & Outdoors, Inc.	170,970	8,249,303
Asbury Automotive Group, Inc. (a)	3,881	902,604
Bath & Body Works, Inc.	164,535	2,864,554
Boot Barn Holdings, Inc. (a)	17,969	3,482,752
Caleres, Inc.	52,357	613,100
Carvana Co. (a)	5,223	1,956,014
Floor & Decor Holdings, Inc. - Class A (a)	11,278	717,506
Murphy USA, Inc.	1,626	626,124
National Vision Holdings, Inc. (a)	626,470	18,073,660
ODP Corp. (a)	55,395	1,549,398
Tractor Supply Co.	22,433	1,228,880
Valvoline, Inc. (a)	231,679	7,253,869
Warby Parker, Inc. - Class A (a)	165,330	3,275,187
Winmark Corp.	2,964	1,218,234
		52,011,185

Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear, Inc.	66,040	3,686,353
Kontoor Brands, Inc.	26,562	1,974,885
PVH Corp.	46,310	3,925,236
Under Armour, Inc. - Class C (a)	238,387	1,056,054
		10,642,528

Tobacco - 0.2%
Turning Point Brands, Inc.	28,611	2,865,678

Trading Companies & Distributors - 3.1%
AerCap Holdings NV	80,279	10,757,386
Custom Truck One Source, Inc. (a)	1,429,197	9,132,569
FTAI Aviation Ltd.	21,994	3,810,241
GATX Corp.	37,315	5,967,788
Herc Holdings, Inc.	21,405	2,874,049
Rush Enterprises, Inc. - Class A	58,605	3,050,976
SiteOne Landscape Supply, Inc. (a)	20,328	2,729,644
Transcat, Inc. (a)	7,872	445,083
Watsco, Inc.	3,061	1,060,331
WESCO International, Inc.	22,935	6,133,048
Xometry, Inc. - Class A (a)	54,096	3,162,993
		49,124,108

Water Utilities - 0.2%
American States Water Co.	25,454	1,877,741
Middlesex Water Co.	14,370	737,325
		2,615,066
TOTAL COMMON STOCKS (Cost $1,267,174,929)		1,479,560,130

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%	Shares	Value
Diversified REITs - 0.7%
Broadstone Net Lease, Inc.	596,793	10,485,653

Industrial REITs - 0.3%
STAG Industrial, Inc.	123,800	4,862,864
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $14,318,037)		15,348,517

EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
iShares Russell 2000 Value ETF	81,662	14,881,266
TOTAL EXCHANGE TRADED FUNDS (Cost $13,453,739)		14,881,266

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (b)	62,133,174	62,133,174
TOTAL MONEY MARKET FUNDS (Cost $62,133,174)		62,133,174

TOTAL INVESTMENTS - 100.0% (Cost $1,357,079,879)		1,571,923,087
Other Assets in Excess of Liabilities - 0.0% (c)		54,291
TOTAL NET ASSETS - 100.0%		$1,571,977,378

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Column Small Cap Select Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,467,319,387	$12,240,743	$–	$1,479,560,130
Real Estate Investment Trusts - Common	15,348,517	–	–	15,348,517
Exchange Traded Funds	14,881,266	–	–	14,881,266
Money Market Funds	62,133,174	–	–	62,133,174
Total Investments	$1,559,682,344	$12,240,743	$–	$1,571,923,087

Refer to the Schedule of Investments for further disaggregation of investment categories.